UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road	Cincinnati, OH	45249
(Address of principal executive offices)		(Zip code)

Capitol Services, Inc.

1675 South State Street

Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Drew Horter
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the period ended June 30, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025 TFA Tactical Income Fund Class I (TFAZX) (Unaudited)

This semi-annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Fund”) for the six months ended June 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$108	2.17%

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	3.63%	1.57%	0.79%
Bloomberg Barclays U.S. Aggregate Bond Index	6.08%	(0.73)%	0.97%
(a)	The Fund commenced operation on June 10, 2019.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Please note that index does not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics

Total Net Assets	$25,459,875
Number of Portfolio Holdings	25
Investment Advisory Fees Paid	$117,338
Portfolio Turnover Rate	277.79%

TFA Tactical Income Fund Tailored Shareholder Report

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
SPDR Bloomberg High Yield Bond ETF	16.47
SPDR Bloomberg Convertible Securities ETF	12.66
iShares iBoxx $ High Yield Corporate Bond ETF	12.13
iShares Core U.S. Aggregate Bond ETF	5.18
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	4.71
Vanguard Total Stock Market ETF	4.18
FolioBeyond Alternative Income and Int. Rate Hedge ETF	4.11
ProShares UltraShort 20+ Year Treasury	4.04
Invesco Senior Loan ETF	3.80
iShares 7-10 Year Treasury Bond ETF	3.76

How has the Fund changed?

The Fund did not have any material changes that occurred during the reporting period.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Tactical Growth Allocation Fund Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025 Tactical Growth Allocation Fund Class I (TFAFX) (Unaudited)

This semi-annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Fund”) for the six months ended June 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$108	2.15%

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	8.68%	8.09%	6.39%
Morningstar Mod Agg Target Risk TR USD Index	14.89%	10.30%	9.04%
Wilshire Liquid Alternative IndexSM	3.34%	3.73%	2.95%
(a)	The Fund commenced operation on June 10, 2019.

The Morningstar Moderately Aggressive Target Risk Total Return USD Index seeks approximately 80% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative IndexSM (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics

Total Net Assets	$35,603,983
Number of Portfolio Holdings	110
Investment Advisory Fees Paid	$183,236
Portfolio Turnover Rate	151.90%

Tactical Growth Allocation Fund Tailored Shareholder Report

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
HCM Defender 100 Index ETF	7.69
Invesco QQQ Trust Series 1	7.13
HCM Defender 500 Index ETF	7.07
Direxion HCM Tactical Enhanced US ETF	5.90
SPDR Bloomberg 1-3 Month T-Bill ETF	5.57
Fidelity Government Portfolio	3.85
ProShares Ultra QQQ	3.60
Microsoft Corp.	2.80
Technology Select Sector SPDR Fund	2.63
Vanguard Total Stock Market ETF	2.56

How has the Fund changed?

The Fund did not have any material changes that occurred during the reporting period.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA Quantitative Fund Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025 TFA Quantitative Fund Class I (TFAQX) (Unaudited)

This semi-annual report to shareholders contains important information of the TFA Quantitative Fund (the “Fund”) for the six month ended June 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$101	2.03%

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Quantitative Fund Class I	4.19%	8.01%	7.98%
Morningstar Mod Agg Target Risk TR USD Index	16.75%	12.50%	13.68%
S&P 500® Total Return Index	15.16%	16.63%	17.37%
Wilshire Liquid Alternative IndexSM	3.34%	3.73%	4.11%
(a)	The Fund commenced operation on May 18, 2020.

The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics

Total Net Assets	$59,147,412
Number of Portfolio Holdings	44
Investment Advisory Fees Paid	$373,592
Portfolio Turnover Rate	136.00%

TFA Quantitative Fund Tailored Shareholder Report

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
Vanguard Total Stock Market ETF	17.01
Fidelity Government Portfolio	12.97
ProShares Ultra QQQ	10.05
Invesco S&P 500 Equal Weight ETF	7.13
ProShares Ultra S&P 500	6.00
iShares U.S. Technology ETF	4.92
Invesco QQQ Trust Series 1	4.03
HCM Defender 500 Index ETF	3.86
iShares MSCI USA Min Vol Factor ETF	3.71
HCM Defender 100 Index ETF	3.55

How has the Fund changed?

The Fund did not have any material changes that occurred during the reporting period.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA AlphaGen Growth Fund Tailored Shareholder Report

SEmi-ANNUAL SHAREHOLDER REPORT June 30, 2025 TFA AlphaGen Growth Fund Class I (TFAGX) (Unaudited)

This semi-annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “Fund”) for the six months ended June 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$109	2.14%

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA AlphaGen Growh Fund Class I	10.45%	4.57%
Morningstar Agg Target Risk TR USD Index	16.75%	6.62%
S&P 500® Total Return Index	15.16%	10.47%
S&P Target Risk Growth Total Return Index	12.35%	4.66%
(a)	The Fund commenced operation on August 23, 2021.

The Morningstar Aggressive Target Risk Total Return USD Index seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. Investors cannot invest directly in an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics

Total Net Assets	$44,600,384
Number of Portfolio Holdings	40
Investment Advisory Fees Paid	$272,742
Portfolio Turnover Rate	220.40%

TFA AlphaGen Growth Fund Tailored Shareholder Report

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
ProShares Ultra QQQ	12.93
Vanguard Total Stock Market ETF	10.90
Technology Select Sector SPDR Fund	7.10
Invesco S&P 500 Equal Weight ETF	6.15
iShares MSCI USA Min Vol Factor ETF	4.97
NVIDIA Corp.	3.68
Palantir Technologies, Inc. - Class A	3.67
ProShares Ultra S&P 500	3.09
Meta Platforms, Inc. - Class A	3.00
FT Vest Laddered Buffer ETF	2.98

How has the Fund changed?

The Fund did not have any material changes that occurred during the reporting period.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

ITEM 7-11.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TFA Tactical Income Fund

Class I: TFAZX

Tactical Growth Allocation Fund

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Semi-Annual Financial Statements and
Additional Information

June 30, 2025

1-833-974-3787

www.tfafunds.com

IMPORTANT NOTE: The SEC adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC.

Tactical Funds

Table of Contents
JUNE 30, 2025 (UNAUDITED)

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 97.71%

Asset Allocation Fund - 12.66%
39,000	SPDR Bloomberg Convertible Securities ETF	$3,223,740

Commodity Fund - 2.07%
16,700	abrdn Physical Gold Shares ETF (a)	526,718

Debt Funds - 67.14%
43,918	First Trust Institutional Preferred Securities and Income ETF	834,003
28,600	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	1,045,902
46,200	Invesco Senior Loan ETF (b)	966,504
10,000	iShares 7-10 Year Treasury Bond ETF (b)	957,700
13,300	iShares Core U.S. Aggregate Bond ETF (b)	1,319,360
38,300	iShares iBoxx $ High Yield Corporate Bond ETF (b)	3,088,895
1,510	iShares iBoxx $ Investment Grade Corporate Bond ETF	165,511
1,790	iShares J.P. Morgan USD Emerging Markets Bond ETF	165,790
10,000	ProShares High Yield-Interest Rate Hedged ETF	648,007
29,300	ProShares UltraShort 20+ Year Treasury	1,027,844
9,085	SPDR Bloomberg 1-3 Month T-Bill ETF	833,367
43,100	SPDR Bloomberg High Yield Bond ETF (b)	4,192,337
25,931	SPDR Bloomberg International Corporate Bond ETF	845,091
28,681	VanEck Fallen Angel High Yield Bond ETF	839,779
3,300	Vanguard Total International Bond ETF	163,383
		17,093,473
Equity Funds - 15.84%
9,000	Innovator Laddered Allocation Buffer ETF (a)	304,920
32,639	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	1,199,157
5,800	iShares MSCI USA Min Vol Factor ETF	544,446
6,200	ProShares Ultra QQQ	729,802
1,950	ProShares Ultra S&P500	190,554
3,500	Vanguard Total Stock Market ETF (b)	1,063,755
		4,032,634

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,531,121)		24,876,565

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 2.77%
160,725	Federated Hermes Government Obligations Fund - Institutional Class, 4.20% (c)	$160,725
545,888	Fidelity Government Portfolio - Institutional Class, 4.23% (c)	545,888

SHORT-TERM INVESTMENTS (Cost $706,613)		706,613

INVESTMENTS AT VALUE (Cost $25,237,734) - 100.48%		$25,583,178

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.48%)		(123,303)

NET ASSETS - 100.00%		$25,459,875

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 27.84%

Auto Manufacturers - 1.39%
1,560	Tesla, Inc. (a)	$495,550

Beverages - 1.48%
7,466	Coca-Cola Co.	528,219

Biotechnology - 0.38%
1,210	Gilead Sciences, Inc.	134,153

Building Materials - 0.13%
640	Carrier Global Corp.	46,842

Commercial Services - 0.55%
120	Quanta Services, Inc.	45,370
200	United Rentals, Inc.	150,680
		196,050
Computers - 2.83%
2,370	Apple, Inc.	486,253
3,300	Leidos Holdings, Inc.	520,608
		1,006,861
Cosmetics & Personal Care - 0.49%
1,100	Procter & Gamble Co.	175,252

Diversified Financial Services - 0.27%
530	Nasdaq, Inc.	47,393
2,700	SoFi Technologies, Inc. (a)	49,167
		96,560
Electric - 0.13%
140	Constellation Energy Corp.	45,186

Environmental Control - 0.37%
540	Republic Services, Inc.	133,169

Healthcare - Services - 0.85%
777	Elevance Health, Inc.	302,222

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 27.84% (continued)

Insurance - 1.37%
140	Arthur J Gallagher & Co.	$44,817
4,249	Axis Capital Holdings Ltd. - Bermuda	441,131
		485,948
Internet - 4.86%
2,901	Alphabet, Inc. - Class A	511,243
2,389	Amazon.com, Inc. (a)	524,123
806	Meta Platforms, Inc. - Class A	594,901
230	Palo Alto Networks, Inc. (a)	47,067
570	Robinhood Markets, Inc. - Class A (a)	53,369
		1,730,703

Mining - 1.03%
451	Agnico Eagle Mines Ltd. - Canada	53,637
5,361	Newmont Corp.	312,332
		365,969

Oil & Gas Services - 0.53%
5,600	Schlumberger NV	189,280

Pharmaceuticals - 2.61%
630	Cencora, Inc.	188,905
6,009	Corcept Therapeutics, Inc. (a)	441,061
384	Eli Lilly & Co.	299,340
		929,306
Retail - 0.24%
40	Costco Wholesale Corp.	39,598
380	TJX Cos, Inc.	46,926
		86,524
Semiconductors - 3.52%
320	Advanced Micro Devices, Inc. (a)	45,408
1,832	Broadcom, Inc.	504,991
4,456	NVIDIA Corp.	704,003
		1,254,402

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 27.84% (continued)

Software - 3.94%
240	Cloudflare, Inc. - Class A (a)	$46,999
4,783	Doximity, Inc. - Class A (a)	293,389
2,007	Microsoft Corp.	998,302
460	Palantir Technologies, Inc. - Class A (a)	62,707
		1,401,397
Telecommunications - 0.87%
10,287	Iridium Communications, Inc.	310,359

TOTAL COMMON STOCK (Cost $8,882,294)		9,913,952

EXCHANGE-TRADED FUNDS - 67.22%

Alternative Fund - 1.25%
6,739	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	446,661

Asset Allocation Funds - 20.66%
64,469	Direxion HCM Tactical Enhanced U.S. ETF	2,100,400
40,476	HCM Defender 100 Index ETF	2,736,582
46,260	HCM Defender 500 Index ETF	2,518,394
		7,355,376
Commodity Fund - 0.12%
656	SPDR Gold MiniShares Trust (a)	42,981

Debt Funds - 13.32%
3,287	First Trust Enhanced Short Maturity ETF	196,793
17,068	First Trust Institutional Preferred Securities and Income ETF	324,121
5,200	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	190,164
7,400	Invesco Senior Loan ETF	154,808
4,400	iShares 1-5 Year Investment Grade Corporate Bond ETF	232,144
4,080	iShares 20+ Year Treasury Bond ETF	360,060
2,600	iShares U.S. Fixed Income Balanced Risk Systematic ETF	230,425
21,612	SPDR Bloomberg 1-3 Month T-Bill ETF	1,982,469
10,083	SPDR Bloomberg International Corporate Bond ETF	328,605
7,300	SPDR Bloomberg Short Term High Yield Bond ETF	186,004

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 67.22% (continued)

11,150	VanEck Fallen Angel High Yield Bond ETF	$326,472
2,900	Vanguard Short-Term Corporate Bond ETF	230,550
		4,742,615

Equity Funds - 31.87%
1,729	Alpha Architect International Quantitative Momentum ETF	58,717
400	American Century U.S. Quality Growth ETF	43,648
1,851	ARK Fintech Innovation ETF (a)	92,994
1,480	Communication Services Select Sector SPDR Fund	160,624
270	Consumer Discretionary Select Sector SPDR Fund	58,679
430	Direxion NASDAQ-100 Equal Weighted Index Shares	42,273
600	Fidelity MSCI Information Technology Index ETF	118,332
830	Fidelity Quality Factor ETF	57,793
2,700	Financial Select Sector SPDR Fund (b)	141,399
1,194	First Trust Asia Pacific ex-Japan AlphaDEX Fund	42,662
799	First Trust NASDAQ Technology Dividend Index Fund	72,046
3,100	First Trust North American Energy Infrastructure Fund	116,281
1,900	Franklin U.S. Large Cap Multifactor Index ETF	120,004
13,000	FT Vest Laddered Buffer ETF (a) (b)	413,400
9,788	FT Vest U.S. Equity Moderate Buffer ETF - August (a)	362,107
1,370	FTHI/First Trust Exchange-Traded Fund VI FirstTrust BuyWrite Income ETF	31,304
735	Global X Defense Tech ETF	44,284
2,646	Global X SuperDividend ETF	59,667
1,240	Health Care Select Sector SPDR Fund	167,140
290	Industrial Select Sector SPDR Fund	42,781
1,806	Innovator ETFs Trust - Innovator IBD R 50 ETF	58,677
4,200	Innovator Growth 100 Power Buffer ETF - April (a) (b)	214,242
4,000	Innovator Growth 100 Power Buffer ETF - January (a) (b)	203,000
3,282	Innovator Growth 100 Power Buffer ETF - July (a) (b)	223,373
3,700	Innovator Growth-100 Power Buffer ETF - October (a) (b)	201,643
2,800	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	102,872
3,560	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	107,298
2,980	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	107,221
3,360	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	107,016

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 67.22% (continued)

440	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Pure Value ETF	$41,254
2,366	Invesco International BuyBack Achievers ETF	115,106
4,603	Invesco QQQ Trust Series 1	2,539,199
2,700	Invesco S&P 500 Equal Weight ETF	490,698
1,200	iShares Expanded Tech Sector ETF	134,808
420	iShares Global 100 ETF	45,280
1,980	iShares Mortgage Real Estate ETF	42,332
1,040	iShares MSCI Austria ETF	30,576
1,600	iShares MSCI Hong Kong ETF	31,776
245	iShares S&P 100 ETF	74,566
500	iShares U.S. Financials ETF	60,495
1,080	iShares U.S. Home Construction ETF	100,624
590	iShares U.S. Technology ETF	102,229
10,900	ProShares Ultra QQQ	1,283,039
2,500	ProShares Ultra S&P500	244,300
4,100	Schwab U.S. Large-Cap Growth ETF	119,761
440	SPDR S&P Aerospace & Defense ETF	92,814
3,700	Technology Select Sector SPDR Fund (b)	936,951
970	Utilities Select Sector SPDR Fund	79,210
170	VanEck Semiconductor ETF	47,410
430	VanEck Uranium and Nuclear ETF	47,807
150	Vanguard Mid-Cap Growth ETF	42,659
3,000	Vanguard Total Stock Market ETF (b)	911,790
900	Vanguard Value ETF (b)	159,066
		11,345,227

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,799,330)		23,932,860

SHORT-TERM INVESTMENTS - 5.40%
351,499	Federated Hermes Government Obligations Fund - Institutional Class, 4.20% (c)	351,499
197,268	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.17% (c)	197,268
1,372,226	Fidelity Government Portfolio - Institutional Class, 4.23% (c)	1,372,226

SHORT-TERM INVESTMENTS (Cost $1,920,993)		1,920,993

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares	Value

INVESTMENTS AT VALUE (Cost $31,602,616) - 100.46%	$35,767,805

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.46%)	(163,822)

NET ASSETS - 100.00%	$35,603,983

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 4.47%

Auto Manufacturers - 0.24%
450	Tesla, Inc. (a)	$142,947

Computers - 0.13%
5,200	D-Wave Quantum, Inc. - Canada (a)	76,128

Electric - 0.12%
1,260	Oklo, Inc. (a)	70,547

Internet - 1.79%
1,260	Alphabet, Inc. - Class A	222,050
1,000	Amazon.com, Inc. (a)	219,390
400	Meta Platforms, Inc. - Class A	295,236
510	Reddit, Inc. (a)	76,791
2,600	Robinhood Markets, Inc. - Class A (a)	243,438
		1,056,905
Retail - 0.23%
140	Costco Wholesale Corp.	138,592

Semiconductors - 0.62%
2,340	NVIDIA Corp.	369,697

Software - 1.34%
380	Cloudflare, Inc. - Class A (a)	74,415
590	Microsoft Corp.	293,472
2,600	Palantir Technologies, Inc. - Class A (a)	354,432
1,080	Tempus AI, Inc. (a)	68,623
		790,942

TOTAL COMMON STOCK (Cost $2,592,611)		2,645,758

EXCHANGE-TRADED FUNDS - 82.94%

Alternative Fund - 2.80%

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 82.94% (continued)

25,000	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	$1,657,000

Asset Allocation Funds - 10.60%
57,887	Direxion HCM Tactical Enhanced U.S. ETF	1,885,958
31,024	HCM Defender 100 Index ETF	2,097,533
41,926	HCM Defender 500 Index ETF	2,282,451
		6,265,942
Equity Funds - 69.54%
4,317	Invesco QQQ Trust Series 1	2,381,430
1,640	First Trust NASDAQ Technology Dividend Index Fund	147,879
51,400	FT Vest Laddered Buffer ETF (a) (b)	1,634,520
8,500	Innovator Growth 100 Power Buffer ETF - April (a) (b)	433,585
8,900	Innovator Growth 100 Power Buffer ETF - January (a) (b)	451,675
6,700	Innovator Growth 100 Power Buffer ETF - July (a) (b)	456,002
8,100	Innovator Growth 100 Power Buffer ETF - October (a) (b)	441,435
6,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	227,788
7,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	217,008
6,100	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	219,479
6,700	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	213,395
23,200	Invesco S&P 500 Equal Weight ETF	4,216,368
11,400	iShares Expanded Tech Sector ETF	1,280,676
23,400	iShares MSCI USA Min Vol Factor ETF	2,196,558
1,230	iShares MSCI USA Momentum Factor ETF	295,594
660	iShares Semiconductor ETF	157,542
5,360	iShares U.S. Financials ETF	648,506
11,500	iShares U.S. Home Construction ETF	1,071,455
16,798	iShares U.S. Technology ETF	2,910,589
50,500	ProShares Ultra QQQ	5,944,355
36,300	ProShares Ultra S&P 500	3,547,236
43,800	Schwab U.S. Large-Cap Growth ETF	1,279,398
3,320	SPDR S&P Aerospace & Defense ETF	700,321
33,100	Vanguard Total Stock Market ETF (b)	10,060,083
		41,132,877

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

TOTAL EXCHANGE-TRADED FUNDS (Cost $44,519,471)		$49,055,819

SHORT-TERM INVESTMENTS - 13.00%

17,983	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.17% (c)	17,983
7,671,236	Fidelity Government Portfolio - Institutional Class, 4.23% (c)	7,671,236

SHORT-TERM INVESTMENTS (Cost $7,689,219)		7,689,219

INVESTMENTS AT VALUE (Cost $54,801,301) - 100.41%		$59,390,796

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.41%)		(243,384)

NET ASSETS - 100.00%		$59,147,412

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at June 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 26.75%

Auto Manufacturers - 1.44%
2,020	Tesla, Inc. (a)	$641,673

Computers - 0.76%
23,300	D-Wave Quantum, Inc. - Canada (a)	341,112

Electric - 0.70%
5,600	Oklo, Inc. (a)	313,544

Internet - 10.70%
5,600	Alphabet, Inc. - Class A	986,888
4,500	Amazon.com, Inc. (a)	987,255
1,810	Meta Platforms, Inc. - Class A	1,335,943
2,310	Reddit, Inc. - Class A (a)	347,817
11,900	Robinhood Markets, Inc. - Class A (a)	1,114,197
		4,772,100
Retail - 1.47%
660	Costco Wholesale Corp.	653,360

Semiconductors - 3.68%
10,400	NVIDIA Corp.	1,643,096

Software - 8.00%
1,700	Cloudflare, Inc. - Class A (a)	332,911
2,600	Microsoft Corp.	1,293,266
12,000	Palantir Technologies, Inc. - Class A (a)	1,635,840
4,800	Tempus AI, Inc. (a)	304,992
		3,567,009

TOTAL COMMON STOCK (Cost $10,849,149)		11,931,894

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 70.74%

Equity Funds - 70.74%
3,400	Communication Services Select Sector SPDR Fund	$369,002
2,230	Fidelity MSCI Information Technology Index ETF	439,801
3,100	Fidelity Quality Factor ETF	215,853
6,700	Financial Select Sector SPDR Fund	350,879
11,700	First Trust North American Energy Infrastructure Fund	438,867
7,000	Franklin U.S. Large Cap Multifactor Index ETF	442,120
41,800	FT Vest Laddered Buffer ETF (a) (b)	1,329,240
3,900	Health Care Select Sector SPDR Fund	525,681
29,600	Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	1,106,448
15,100	Invesco S&P 500 Equal Weight ETF	2,744,274
8,700	iShares Expanded Tech Sector ETF	977,358
1,550	iShares Global 100 ETF	167,106
23,600	iShares MSCI USA Min Vol Factor ETF	2,215,332
5,500	iShares MSCI USA Momentum Factor ETF	1,321,760
450	iShares Semiconductor ETF	107,415
3,700	iShares U.S. Financials ETF	447,663
7,900	iShares U.S. Home Construction ETF	736,043
4,300	iShares U.S. Technology ETF	745,061
49,000	ProShares Ultra QQQ	5,767,790
14,100	ProShares Ultra S&P500	1,377,852
30,200	Schwab U.S. Large-Cap Growth ETF	882,142
2,160	SPDR S&P Aerospace & Defense ETF	455,630
12,500	Technology Select Sector SPDR Fund (b)	3,165,375
4,400	Utilities Select Sector SPDR Fund	359,304
16,000	Vanguard Total Stock Market ETF (b)	4,862,880
		31,550,876

TOTAL EXCHANGE-TRADED FUNDS (Cost $29,893,943)		31,550,876

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 2.97%
1,324,374	Fidelity Government Portfolio - Institutional Class, 4.23% (c)	$1,324,374

SHORT-TERM INVESTMENTS (Cost $1,324,374)		1,324,374

INVESTMENTS AT VALUE (Cost $42,067,466) - 100.46%		$44,807,144

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.46%)		(206,760)

NET ASSETS - 100.00%		$44,600,384

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day yield at June 30, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities
June 30, 2025

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$25,237,734	$31,602,616
Securities at Value	25,583,178	35,767,805
Cash	—	1,364
Receivables:
Interest	7,318	6,906
Dividends	12,617	21,053
Fund shares sold	20	29
Prepaid expenses and other assets	6,199	6,646
Total assets	25,609,332	35,803,803

Liabilities:
Payables:
Fund shares redeemed	100,093	141,196
Due to Adviser	19,082	30,454
Due to administrator	10,352	11,089
Accrued Trustees fees	777	777
Accrued expenses	19,153	16,304
Total liabilities	149,457	199,820
Net Assets	$25,459,875	$35,603,983

Sources of Net Assets:
Paid-in capital	$30,914,274	$33,939,909
Total distributable earnings (accumulated deficit)	(5,454,399)	1,664,074
Total Net Assets	$25,459,875	$35,603,983

Class I Shares:
Net assets	$25,459,875	$35,603,983
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,061,881	2,991,387
Net Asset Value, Offering and Redemption Price Per Share	$8.32	$11.90

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities (CONTINUED)
JUNE 30, 2025

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$54,801,301	$42,067,466
Securities at Value	59,390,796	44,807,144
Cash	2,793	—
Receivables:
Interest	33,964	10,369
Dividends	51,817	22,732
Fund shares sold	48	37
Prepaid expenses and other assets	6,684	7,619
Total assets	59,486,102	44,847,901

Liabilities:
Payables:
Fund shares redeemed	238,092	173,677
Due to Adviser	71,808	45,793
Due to administrator	12,955	11,721
Accrued Trustees fees	777	777
Accrued expenses	15,058	15,549
Total liabilities	338,690	247,517
Net Assets	$59,147,412	$44,600,384

Sources of Net Assets:
Paid-in capital	$51,626,502	$42,363,203
Total distributable earnings	7,520,910	2,237,181
Total Net Assets	$59,147,412	$44,600,384

Class I Shares:
Net assets	$59,147,412	$44,600,384
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	5,288,273	3,869,133
Net Asset Value, Offering and Redemption Price Per Share	$11.18	$11.53

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2025

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Six Months Ended June 30, 2025 (Unaudited)
Investment income:
Dividends	$441,301	$217,275
Interest	35,495	34,385
Total investment income	476,796	251,660

Expenses:
Management fees (Note 4)	165,018	219,826
Administration, accounting and transfer agent fees and expenses (Note 4)	62,282	66,498
Reports to shareholders	20,331	20,331
Legal fees	14,876	14,876
Trustee fees and expenses	13,389	13,389
Non-12b-1 shareholder servicing expense (Note 5)	12,694	16,910
Compliance officer fees (Note 4)	11,555	11,555
Audit fees	8,425	8,425
Custodian fees	5,951	10,165
Registration and filing fees	2,784	2,991
Miscellaneous	2,617	4,256
Pricing fees	2,232	9,917
Insurance	1,238	1,278
Total expenses	323,392	400,417
Less:
Fees waived by Adviser (Note 4)	(47,680)	(36,590)
Net expenses	275,712	363,827

Net investment income (loss)	201,084	(112,167)

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2025

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Six Months Ended June 30, 2025 (Unaudited)
Realized and unrealized gain:
Net realized gain on:
Unaffiliated investments	$72,256	$261,482
Net realized gain on investments	72,256	261,482

Net change in unrealized appreciation on:
Unaffiliated investments	118,321	663,055
Net change in unrealized appreciation on investments	118,321	663,055

Net realized and unrealized gain on investments	190,577	924,537

Net increase in net assets resulting from operations	$391,661	$812,370

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2025

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Six Months Ended June 30, 2025 (Unaudited)
Investment income:
Dividends	$195,481	$217,751
Interest	173,245	78,850
Total investment income	368,726	296,601

Expenses:
Management fees (Note 4)	363,115	273,774
Administration, accounting and transfer agent fees and expenses (Note 4)	77,520	70,648
Non-12b-1 shareholder servicing expense (Note 5)	27,932	21,060
Reports to shareholders	20,330	20,330
Legal fees	14,876	14,876
Trustee fees and expenses	13,389	13,389
Compliance officer fees (Note 4)	11,555	11,555
Audit fees	8,425	8,425
Custodian fees	6,695	6,695
Miscellaneous	4,256	3,804
Pricing fees	3,819	2,684
Registration and filing fees	2,477	3,031
Insurance	1,392	1,319
Total expenses	555,781	451,590
Less:
Fees recouped (waived) by Adviser (Note 4)	10,477	(1,032)
Net expenses	566,258	450,558

Net investment loss	(197,532)	(153,957)

Tactical Funds

STATEMENTS OF OPERATIONS
June 30, 2025

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Six Months Ended June 30, 2025 (Unaudited)
Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investments	$2,667,492	$522,715
Net realized gain on investments	2,667,492	522,715

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,213,456)	1,683,267
Net change in unrealized appreciation (depreciation) on investments	(2,213,456)	1,683,267

Net realized and unrealized gain on investments	454,036	2,205,982

Net increase in net assets resulting from operations	$256,504	$2,052,025

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Tactical Income Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income	$201,084	$645,665
Net realized gain from investments	72,256	473,629
Net change in unrealized appreciation (depreciation) on investments	118,321	(1,257,618)
Net increase (decrease) in net assets resulting from operations	391,661	(138,324)

Distributions to shareholders from: (Note 9)
Total distributable earnings - Class I	—	(628,998)
Total distributions	—	(628,998)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	2,856,478	7,676,565
Net asset value of shares issued in reinvestment of distributions:	—	628,851
Payments for shares redeemed:	(4,293,439)	(23,127,917)
Decrease in net assets from transactions in shares of beneficial interest	(1,436,961)	(14,822,501)

Decrease in net assets	(1,045,300)	(15,589,823)

Net Assets:
Beginning of year/period	26,505,175	42,094,998

End of year/period	$25,459,875	$26,505,175

Capital share activity (Note 7):
Shares Sold	350,587	922,374
Shares Reinvested	—	76,596
Shares Redeemed	(526,635)	(2,820,653)
Net decrease in shares of beneficial interest outstanding	(176,048)	(1,821,683)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(112,167)	$(64,536)
Net realized gain from investments	261,482	3,607,326
Net change in unrealized appreciation on investments	663,055	2,065,343
Net increase in net assets resulting from operations	812,370	5,608,133

Distributions to shareholders from: (Note 9)
Total distributable earnings - Class I	—	—
Total distributions	—	—

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	3,273,964	11,515,876
Payments for shares redeemed:	(4,028,015)	(8,682,226)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(754,051)	2,833,650

Increase in net assets	58,319	8,441,783

Net Assets:
Beginning of year/period	35,545,664	27,103,881

End of year/period	$35,603,983	$35,545,664

Capital share activity (Note 7):
Shares Sold	291,029	1,067,105
Shares Reinvested	—	—
Shares Redeemed	(361,692)	(810,028)
Net increase (decrease) in shares of beneficial interest outstanding	(70,663)	257,077

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Quantitative Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(197,532)	$(331,046)
Net realized gain from investments	2,667,492	6,373,749
Net change in unrealized appreciation (depreciation) on investments	(2,213,456)	3,730,032
Net increase in net assets resulting from operations	256,504	9,772,735

Distributions to shareholders from: (Note 9)
Total distributable earnings - Class I	—	—
Total distributions	—	—

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	5,916,994	22,200,055
Payments for shares redeemed:	(5,553,377)	(13,566,750)
Increase in net assets from transactions in shares of beneficial interest	363,617	8,633,305

Increase in net assets	620,121	18,406,040

Net Assets:
Beginning of year/period	58,527,291	40,121,251

End of year/period	$59,147,412	$58,527,291

Capital share activity (Note 7):
Shares Sold	560,436	2,169,219
Shares Reinvested	—	0
Shares Redeemed	(521,792)	(1,314,178)
Net increase in shares of beneficial interest outstanding	38,644	855,041

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA AlphaGen Growth Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(153,957)	$(137,333)
Net realized gain from investments	522,715	8,286,545
Net change in unrealized appreciation (depreciation) on investments	1,683,267	(1,537,719)
Net increase in net assets resulting from operations	2,052,025	6,611,493

Distributions to shareholders from: (Note 9)
Total distributable earnings - Class I	—	(4,321)
Total distributions	—	(4,321)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	3,952,433	15,233,724
Net asset value of shares issued in reinvestment of distributions:	—	4,321
Payments for shares redeemed:	(4,272,502)	(10,845,860)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(320,069)	4,392,185

Increase in net assets	1,731,956	10,999,357

Net Assets:
Beginning of year/period	42,868,428	31,869,071

End of year/period	$44,600,384	$42,868,428

Capital share activity (Note 7):
Shares Sold	366,307	1,501,117
Shares Reinvested	—	386
Shares Redeemed	(401,235)	(1,058,283)
Net increase (decrease) in shares of beneficial interest outstanding	(34,928)	443,220

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The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years indicated.

	TFA Tactical Income Fund
	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Year	$8.19		$8.32	$8.59	$9.62		$10.59		$10.39

Investment Operations:
Net investment income (loss)*(d)(e)	0.06		0.19	0.23	0.09		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments and options written	0.07		(0.12)	(0.25)	(1.04)		0.61		0.35
Total from investment operations	0.13		0.07	(0.02)	(0.95)		0.59		0.31

Distributions:
From net investment income	—		(0.20)	(0.25)	(0.07)		—		(0.01)
From net realized capital gains	—		—	—	(0.01)		(1.56)		(0.10)
Total distributions	—		(0.20)	(0.25)	(0.08)		(1.56)		(0.11)

Net Asset Value, End of Year	$8.32		$8.19	$8.32	$8.59		$9.62		$10.59

Total Return**	1.59	%(h)	0.78%	(0.20)%	(9.84)%		5.71	%(f)	2.99%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$25,460		$26,505	$42,095	$37,791		$26,818		$31,535

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.55	%(g)	2.45%	2.05%	2.31	%(b)	2.21	%(a)(b)	2.30	%(a)(b)
After fees waived and expenses reimbursed	2.17	%(g)	2.11%	2.02%	1.97	%(c)	1.92	%(a)(c)	1.89	%(a)(c)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	1.21	%(g)	1.99%	2.73%	0.70%		(0.47)%		(0.77)%
After fees waived and expenses reimbursed	1.58	%(g)	2.33%	2.75%	1.04%		(0.18)%		(0.36)%

Portfolio turnover rate	277.79	%(h)	537.33%	694.31%	730.54%		568.18%		1316.84%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses include 0.09% and 0.15% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021 and December 31, 2020, respectively.

(b)Expenses before waivers (excluding interest expense of0.00%, 0.00% and 0.01%) was 2.31%, 2.21% and 2.29% for the years ended 2022, 2021 and 2020, respectively.

(c)Expenses after waivers (excluding interest expense of 0.00%, 0.00% and 0.01%) was 1.97%, 1.92% and 1.88% for the years ended 2022, 2021 and 2020, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)Annualized.

(h)Not Annualized.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years indicated.

	Tactical Growth Allocation Fund
	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Year	$11.61		$9.66		$8.09		$11.05		$10.69		$10.37

Investment Operations:
Net investment income (loss)*(d)(e)	(0.04)		(0.02)		0.01		(0.05)		(0.09)		(0.05)
Net realized and unrealized gain (loss) on investments and options written	0.33		1.97		1.58		(2.61)		1.81	(g)	0.86
Total from investment operations	0.29		1.95		1.59		(2.66)		1.72		0.81

Distributions:
From net investment income	—		—		(0.02)		—		—		(0.00	)+
From net realized capital gains	—		—		—		(0.30)		(1.36)		(0.49)
Total distributions	—		—		(0.02)		(0.30)		(1.36)		(0.49)

Net Asset Value, End of Year	$11.90		$11.61		$9.66		$8.09		$11.05		$10.69

Total Return**	2.50	%(k)	20.19	%(i)	19.64	%(h)	(24.07)%		16.08	%(g)	7.87%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$35,604		$35,546		$27,104		$36,705		$59,133		$50,372

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.37	%(j)	2.38%		2.36%		2.07	%(a)	1.95	%(a)(c)	2.18	%(a)(c)
After fees waived and expenses reimbursed	2.15	%(j)	2.11%		2.06%		1.96	%(b)	1.91	%(b)(c)(f)	1.89	%(b)(c)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	(0.88	)%(j)	(0.48)%		(0.19)%		(0.63)%		(0.86)%		(0.82)%
After fees waived and expenses reimbursed	(0.66	)%(j)	(0.21)%		0.11%		(0.52)%		(0.82)%		(0.54)%

Portfolio turnover rate	151.90	%(k)	288.55%		400.62%		329.45%		381.43%		1548.86%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00% and 0.01%) was 2.07%, 1.95% and 2.17% for years ended 2022, 2021 and 2020, respectively.

(b)Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00% and 0.01%) was 1.96%, 1.91% and 1.88% for the years ended 2022, 2021 and 2020, respectively.

(c)Expenses include 0.09% and 0.15% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021 and December 31, 2020, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes recapture of 0.05% during the year.

(g)In 2021, 0.01% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

(h)In 2023, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 19.64% (see Note 4).

(i)In 2024, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 20.19% (see Note 4).

(j)Annualized.

(k)Not Annualized.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA Quantitative Fund
	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.15		$9.13		$7.41	$10.40	$11.29		$10.00

Investment Operations:
Net investment income loss*(d)(f)	(0.04)		(0.07)		(0.01)	(0.06)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments	0.07		2.09		1.73	(2.55)	1.32	(e)	1.92
Total from investment operations	0.03		2.02		1.72	(2.61)	1.24		1.81

Distributions:
From net investment income	—		—		(0.00)+	—	—		—
From net realized capital gains	—		—		—	(0.38)	(2.13)		(0.52)
Total distributions	—		—		(0.00)	(0.38)	(2.13)		(0.52)

Net Asset Value, End of Year/Period	$11.18		$11.15		$9.13	$7.41	$10.40		$11.29

Total Return**	0.27	%(c)(i)	22.12	%(i)	23.25%	(25.15)%	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$59,147		$58,527		$40,121	$30,740	$34,953		$41,414

Ratios of expenses to average net assets(f):
Before fees waived and expenses reimbursed/recouped	1.99	%(b)	2.00%		2.30%	2.13%	1.96	%(g)	2.06	%(b)(g)
After fees waived and expenses reimbursed/recouped	2.03	%(b)	2.09%		2.06%	1.98%	1.87	%(g)(h)	1.91	%(b)(g)

Net investment loss(d)(f)
Before fees waived and expenses reimbursed/recouped	(0.67	)%(b)	(0.56)%		(0.36)%	(0.85)%	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed/recouped	(0.71	)%(b)	(0.65)%		(0.11)%	(0.71)%	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	136.00	%(c)	316.03%		402.55%	700.74%	1238.51%		963.53	%(c)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived/recouped a portion of its fees, total return would have been lower/higher.

+Amount calculated is less than $0.005 per share.

(a)For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(f)Does not include expenses of the investment companies in which the Fund invests.

(g)Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)Includes recapture of less than 0.005% during the year.

(i)In 2025, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 0.27%. In 2024, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 22.12% (see Note 4).

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA AlphaGen Growth Fund
	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.98		$9.21		$7.79	$10.15	$10.00

Investment Operations:
Net investment income (loss)*(d)(e)	(0.04)		(0.04)		0.02	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	0.59		1.81		1.42	(2.14)	0.18
Total from investment operations	0.55		1.77		1.44	(2.17)	0.18

Distributions:
From net investment income	—		(0.00	)+	(0.02)	—	—
From net realized capital gains	—		—		—	(0.19)	(0.03)
Total distributions	—		(0.00)		(0.02)	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$11.53		$10.98		$9.21	$7.79	$10.15

Total Return**	5.01	%(c)	19.23	%(g)	18.50%	(21.36)%	1.80	%(c)(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$44,600		$42,868		$31,869	$44,482	$61,447

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.14	%(b)	2.15%		2.14%	1.93%	1.69	%(b)
After fees waived and expenses reimbursed	2.14	%(b)	2.11%		2.05%	1.93%	1.69	%(b)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	(0.74	)%(b)	(0.40)%		0.12%	(0.33)%	(0.05	)%(b)
After fees waived and expenses reimbursed	(0.73	)%(b)	(0.36)%		0.21%	(0.33)%	(0.05	)%(b)

Portfolio turnover rate	220.40	%(c)	431.58%		538.39%	669.82%	304.56	%(c)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

+Amount calculated is less than $0.005 per share.

(a)For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

(g)In 2024, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 19.23%. (see Note 4).

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (UNAUDITED)

1.  ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and the Income Fund) has substantially similar investment strategies as its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund, including inception dates of June 10, 2019 for the Income Fund and the Growth Fund and May 18, 2020 for the Quantitative Fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC
Growth Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, Inc.
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, Inc.
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers only Class I shares, which have no distribution fees.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022, 2023, 2024) or expected to be taken on each Fund’s 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend expense is recorded on the ex-dividend date and interest expense is accrued daily.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets, are divided by the total number of shares, to determine the NAV of each share.

SEGMENT REPORTING: The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ Adviser has been designated as the Funds’ CODM, who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate each segment’s resources. To perform this function, the CODM reviews the information in the Funds’ Financial Statements.

3. SECURITY VALUATIONS

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Valuation Designee has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price of valuation or NASDAQ Official Close

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

Price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2025, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Exchange-Traded Funds*	$24,876,565	$—	$—	$24,876,565
Short-Term Investments	706,613	—	—	706,613
Total	$25,583,178	$ —	$ —	$25,583,178

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock*	$9,913,952	$—	$—	$9,913,952
Exchange-Traded Funds*	23,932,860	—	—	23,932,860
Short-Term Investments	1,920,993	—	—	1,920,993
Total	$35,767,805	$ —	$ —	$35,767,805

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock *	$2,645,758	$—	$—	$2,645,758
Exchange-Traded Funds *	49,055,819	—	—	49,055,819
Short-Term Investments	7,689,219	—	—	7,689,219
Total	$59,390,796	$—	$—	$59,390,796

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock *	$11,931,894	$—	$—	$11,931,894
Exchange-Traded Funds *	31,550,876	—	—	31,550,876
Short-Term Investments	1,324,374	—	—	1,324,374
Total	$44,807,144	$ —	$ —	$44,807,144

During the six months ended June 30, 2025, there were no transfers between any fair value levels in any of the Funds. The Funds did not hold any Level 3 securities during the period presented.

* For a detailed break-out of common stock and ETFs by industry or asset class, please refer to the Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of an investment advisory agreement between the Trust and the Adviser, with respect to the Funds (the “Advisory Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Advisory Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2026, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of each Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Funds’ Adviser.

For the six months ended June 30, 2025, the Adviser earned advisory fees, waived advisory fees and recouped expenses as follows:

	Advisory Fees Earned	Advisory Fees Waived	Expenses Recouped	Advisory Fees Payable
Income Fund	$165,018	$47,680	$—	$19,082
Growth Fund	219,826	36,590	—	30,454
Quantitative Fund	363,115	—	10,477	71.808
AlphaGen Fund	273,774	1,032	—	45,793

Advisory fees waived and/or expenses reimbursed that may be subject to potential recoupment by the Adviser are as follows:

Recoverable Through:	Income Fund	Growth Fund	Quantitative Fund	AlphaGen Fund
December 31, 2025	$102,311	$50,703	$51,927	$—
December 31, 2026	10,391	88,479	30,290	31,527
December 31, 2027	93,082	85,431	—	18,420
December 31, 2028	47,680	36,590	—	1,032

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

For the six months ended June 30, 2025, the Quantitative Fund had portfolio trade errors where they oversold positions on January 27, 2025, causing losses of $37,932 to the Quantitative Fund. This loss was reimbursed by Heritage Capital Advisors, LLC.

Certain officers of the Funds are also employees or officers of the Adviser.

COMPLIANCE SERVICES:

Pine Advisor Solutions (“PINE”) serves as the chief compliance officer of the Trust. For the six months ended June 30, 2025, PINE earned $46,220 for its compliance services.

ADMINISTRATION, TRANSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the six months ended June 30, 2025, M3Sixty earned fees of $276,948 pursuant to the ICSA.

Administration, transfer agent and fund accounting fees payable to M3Sixty as of June 30, 2025 are within Item 7. Statements of Assets and Liabilities as Due to administrator.

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

5.  SHAREHOLDER SERVICING FEES

Shareholder servicing fees may be paid to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets.

For the six months ended June 30, 2025, the Funds accrued the following shareholder service fees:

Shareholder Services Fees
Income Fund	$12,694
Growth Fund	16,910
Quantitative Fund	27,932
AlphaGen Fund	21,060

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025 aggregate purchases and sales of investment securities (excluding U.S. Government obligations, short-term investments and derivatives) for the Funds were as follows:

	Purchases	Sales
Income Fund	$67,367,049	$68,680,859
Growth Fund	49,794,606	50,658,623
Quantitative Fund	67,093,593	67,818,891
AlphaGen Fund	87,289,217	87,522,212

There were no U.S. Government securities purchased or sold during the period by the Funds.

7. CAPITAL SHARE TRANSACTIONS

At June 30, 2025, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the six months ended June 30, 2025, and the year ended December 31, 2024 were as follows:

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

Income Fund
Class I	January 1, 2025 through June 30, 2025		January 1, 2024 through December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	350,587	$2,856,478	922,374	$7,676,565
Shares Reinvested	—	—	76,596	628,851
Shares Redeemed	(526,635)	(4,293,439)	(2,820,653)	(23,127,917)
Net Increase (Decrease)	(176,048)	$(1,436,961)	(1,821,683)	$(14,822,501)

Growth Fund
Class I	January 1, 2025 through June 30, 2025		January 1, 2024 through December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	291,029	$3,273,964	1,067,105	$11,515,876
Shares Reinvested	—	—	—	—
Shares Redeemed	(361,692)	(4,028,015)	(810,028)	(8,682,226)
Net Increase (Decrease)	(70,663)	$(754,051)	257,077	$2,833,650

Quantitative Fund
Class I	January 1, 2025 through June 30, 2025		January 1, 2024 through December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	560,436	$5,916,994	2,169,219	$22,200,055
Shares Reinvested	—	—	—	—
Shares Redeemed	(521,792)	(5,553,377)	(1,314,178)	(13,566,750)
Net Increase	38,644	$363,617	855,041	$8,633,305

AlphaGen Fund
Class I	January 1, 2025 through June 30, 2025		January 1, 2024 through December 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	366,307	$3,952,433	1,501,117	$15,233,724
Shares Reinvested	—	—	386	4,321
Shares Redeemed	(401,235)	(4,272,502)	(1,058,283)	(10,845,860)
Net Increase (Decrease)	(34,928)	$(320,069)	443,220	$4,392,185

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9. DISTRIBUTION TO SHAREHOLDERS AND TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2025, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$25,311,773	$439,375	$(167,970)	$271,405
Growth Fund	31,709,902	4,204,222	(146,319)	4,057,903
Quantitative Fund	54,816,765	4,614,598	(40,567)	4,574,031
AlphaGen Fund	42,083,044	2,803,187	(79,087)	2,724,100

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2024, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Appreciation	Total Accumulated Earnings / (Deficit)
Income Fund	$13,533	$—	$(5,843,782)	$(168,895)	$153,084	$(5,846,060)
Growth Fund	—	—	(2,543,145)	—	3,394,849	851,704
Quantitative Fund	476,919	—	—	—	6,787,487	7,264,406
AlphaGen Fund	—	—	(855,834)	—	1,040,833	184,999

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

day of the following fiscal year. As of December 31, 2024, the Funds elected to defer post-October capital losses as follows:

Post-October Capital Losses Deferred
Income Fund	$(168,895)
Growth Fund	—
Quantitative Fund	—
AlphaGen Fund	—

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions in excess of accumulated earnings, resulted in reclassifications for the year ended December 31, 2024, as follows:

	Paid-In Capital	Accumulated Earnings
Income Fund	$—	$—
Growth Fund	(120,971)	120,971
Quantitative Fund	—	—
AlphaGen Fund	(137,625)	137,625

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring
Income Fund	$5,798,328	$45,454	$5,843,782
Growth Fund	2,387,289	155,856	2,543,145
Quantitative Fund	—	—	—
AlphaGen Fund	855,834	—	855,834

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

During the fiscal year ended December 31, 2024, the Income Fund utilized $48,784 of capital loss carryforwards. the Growth Fund utilized $3,562,553 of capital loss carryforwards, the Quantitative Fund utilized $4,948,825 of capital loss carryforwards and the AlphaGen Fund utilized $7,998,791 of capital loss carryforwards.

For the six months ended June 30, 2025, the Funds did not pay any distributions.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$628,998	$—
Growth Fund	—	—
Quantitative Fund	—	—
AlphaGen Fund	4,321	—

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Charles Schwab and Co., Inc. (formerly TD Ameritrade, Inc.) held approximately 100% of the voting securities of the Income Fund, 100% of the voting securities of the Growth Fund, 100% of the voting securities of the Quantitative Fund and 100% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

11. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025 (UNAUDITED)

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of June 30, 2025, none of the Funds had more than 25% of their net assets invested in one security.

13. SUBSEQUENT EVENTS

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

14. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments required that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date. For funds with less than $1 billion in net assets, such as the Funds, the compliance date is June 11, 2026. Management has evaluated the amendments and is still in the process of determining whether or not the Funds will require any changes to their names or investment strategies.

Tactical Funds

ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORTs are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Synergy Financial Management, LLC

Distributor

Matrix 360 Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

Fifth Third Bank

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

At a meeting held on June 12, 2025, following the presentation and review of the 15c materials by each Sub-Adviser, the Board considered the renewal of the sub-advisory agreement between the Adviser and each Sub-Adviser (each, a “Sub-Advisory Agreement” and, collectively, the “Sub-Advisory Agreements”), on behalf of the Funds.

Following the presentation and review of the 15c Materials by each Sub-Adviser, the Board considered the approval of the Sub-Advisory Agreements. In making its decision, the Board considered information furnished throughout the year at regular Board meetings and information prepared or presented in connection with the annual renewal process, including information submitted to the Board in each Sub-Adviser’s presentations during the Meeting. The Board requested, and both the Adviser and each Sub-Adviser provided information and reports that were included in the Meeting Materials relevant to the annual renewal of the Sub-Advisory Agreements, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Sub-Adviser’s revenues, costs, and profitability of providing services to the Funds; and (4) information about the Sub-Adviser’s personnel and services, brokerage practices and compliance program.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust, and their own business judgment in evaluating the Sub-Advisory Agreements, and were advised by their independent legal counsel throughout the process. The Board considered various factors in its analysis, including those discussed in the summary below for each Sub-Adviser.

I.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Heritage (the “Sub-Adviser” for this portion of the semi-annual report) for the Funds.

(1)The nature, extent, and quality of the services to be provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board further considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. The Board also considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of its services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board considered that the Sub-Adviser represented that the combination of strategies and services provided to each Fund is bespoke to the Fund and, as such, is not provided to other clients. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms.

The Board recognized that the Sub-Adviser has earned a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios and does not use comparable strategies with other registered investment companies. The Board noted the Adviser’s assessment of the Sub-Adviser’s performance during the periods considered when renewing the Investment Advisory Agreement. Based on these considerations, the Board determined that the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the Adviser’s management fee. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser identified no indirect benefits from its relationship with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board considered the conflict that exists from the Sub-Adviser providing consulting services to the Adviser, and the controls that the Adviser and Sub-Adviser have in place to address such conflicts. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

II.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Howard (the “Sub-Adviser” for this portion of the annual report) for the Growth Fund and the Quantitative Fund (collectively, the “Funds” for this portion of the semi-annual report).

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s services provided to other investment products that use similar strategies. The Board also considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. The Board further considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board compared the sub-advisory fee paid by the Adviser to the advisory fees charged by the Sub-Adviser to manage comparable investment companies. The Board further considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that Sub-Adviser benefits from the sub-advisory experience it gains from its association with the Funds.

The Board recognized that the Sub-Adviser has earned a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. It also considered comparative performance relative to the other investment companies managed by the Sub-Adviser, noting that the Funds had outperformed all of these investment companies for the year ended March 31, 2025. Based on these considerations, the Board determined that the information presented regarding the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the management fee that the Adviser receives from the Funds. The Board noted that the sub-advisory fee paid to the Sub-Adviser was lower than the rate it earns from other similar investment companies it manages. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser benefits from the sub-advisory experience it gains from its association with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, including the management of similar investment companies, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board noted that the Sub-Adviser invests in affiliated exchange-traded funds, but that the Adviser and the Sub-Adviser monitor these investments and believe they are consistent with their fiduciary duties. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

III.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Synergy (the “Sub-Adviser” for this portion of the annual report) for the Income Fund and the Growth Fund (collectively, the “Funds” for this portion of the semi-annual report).

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds, including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to managing a mutual fund, including its senior personnel’s professional experience and qualifications. In evaluating the quality of services provided by the Sub-Adviser, the Board further considered the Sub-Adviser’s operations and compliance policies and procedures, financial condition, and resources. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of its services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board noted that the sub-advisory fee is lower than the Sub-Adviser’s customary management fee for investment management services to separate accounts. The Board considered the amount of the management fee retained by the Adviser compared to the sub-advisory fee paid by the Adviser to the Sub-Adviser for the various services it provides, and concluded that the sub-advisory fee was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that the Sub-Adviser benefits from its association with the Funds by marketing itself as a sub-adviser.

The Board recognized that the Sub-Adviser has earned a reasonable profit in exchange for the services it provides to the Funds. The Board noted that the Sub-Adviser is not responsible for waiving or reimbursing any fees under an expense limitation agreement, and it does not incur any distribution or marketing expenses related to the Funds. Based on its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds are reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios and does not use comparable strategies with other accounts. The Board noted that the Adviser reserves a portion of the Fund’s portfolio for the best-performing sub-adviser during the prior month and that the Sub-Adviser had received the additional allocation for 7 of the past 12 months through April 2025. Based on these considerations, the Board determined that the information presented regarding the Sub-Adviser’s performance was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that the Adviser pays the sub-advisory fee from the management fee. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale are not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser benefits from its association with the Funds by marketing itself as a sub-adviser. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for block trading of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Sub-Advisory Agreements, the Board did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. Based on all the information considered and the conclusions reached, the Board determined that approval of the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-ended management investment companies.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-ended management investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Drew Horter

By Drew Horter
Principal Executive Officer/President
Date: September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Drew Horter

By Drew Horter
Principal Executive Officer/President
Date: September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: September 8, 2025